Schedule of taxes payable (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
GST taxes payable	$ 218,019	$ 192,956
Income taxes payable	2,822	15,699
Totals	$ 220,841	$ 208,655